SHARE BASED COMPENSATION - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Number of Options
Outstanding at beginning of period (in shares) | shares	76,557,428
Granted (in shares) | shares	0
Exercised (in shares) | shares	(4,322,994)
Forfeited (in shares) | shares	(9,120,023)
Outstanding at end of period (in shares) | shares	63,114,411	76,557,428
Options vested and exercisable (in shares) | shares	34,540,222
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 1.0
Granted (in dollars per share) | $ / shares	0
Exercised (in dollars per share) | $ / shares	0.3
Forfeited (in dollars per share) | $ / shares	1.7
Outstanding, ending balance (in dollars per share) | $ / shares	0.9	$ 1.0
Options vested and exercisable (dollars per share) | $ / shares	$ 0.3
Weighted Average Remaining Contractual Term (Years)
Options outstanding	7 years 10 months 24 days	8 years 3 months 18 days
Options vested and exercisable	7 years 7 months 6 days
Aggregate Intrinsic Value (000’s)
Beginning balance | $	$ 19,895
Ending balance | $	44,312	$ 19,895
Options vested and exercisable | $	$ 37,068
Options to restricted shares
Number of Options
Outstanding at beginning of period (in shares) | shares	242,615,284
Granted (in shares) | shares	0
Exercised (in shares) | shares	(66,178)
Forfeited (in shares) | shares	(1,189,738)
Outstanding at end of period (in shares) | shares	241,359,368	242,615,284
Options vested and exercisable (in shares) | shares	197,939,281
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 1.6
Granted (in dollars per share) | $ / shares	0
Exercised (in dollars per share) | $ / shares	1.0
Forfeited (in dollars per share) | $ / shares	3.1
Outstanding, ending balance (in dollars per share) | $ / shares	1.6	$ 1.6
Options vested and exercisable (dollars per share) | $ / shares	$ 1.6
Weighted Average Remaining Contractual Term (Years)
Options outstanding	7 years 8 months 12 days	8 years 2 months 12 days
Options vested and exercisable	7 years 8 months 12 days
Aggregate Intrinsic Value (000’s)
Beginning balance | $	$ 0
Ending balance | $	0	$ 0
Options vested and exercisable | $	$ 0